Note 2 - Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Prepaid expenses and other current assets	$ 167	$ 273	$ 292
Operating lease right-of-use assets	2,855	3,188
Current portion of operating lease liabilities	535	605
Operating lease liabilities	$ 2,264	2,564
Accounting Standards Update 2016-02 [Member]
Prepaid expenses and other current assets		(19)
Operating lease right-of-use assets		3,188
Current portion of operating lease liabilities		605
Operating lease liabilities		$ 2,564